Financial instruments and related disclosures - Fair Values of Derivatives Held (Detail) £ in Millions, number in Millions	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ (130)	£ (190)
Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional value	175	167
Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional value	17,850	13,981
Financial liabilities
Disclosure of detailed information about hedging instruments [line items]
Hedging instruments liabilities	£ (36)	£ (106)
Financial liabilities | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, current	(2)	0
Financial liabilities | Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, current	(34)	(106)
Financial liabilities
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, current	(78)	(77)
Hedging instrument, liabilities	(114)	(183)
Financial liabilities | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, current	(78)	(76)
Financial liabilities | Embedded And Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial liabilities, current	0	(1)
Financial assets mandatorily measured at fair value through profit or loss (FVTPL):
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	32	25
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	0	5
Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	32	20
Financial assets at fair value through profit or loss, classified as held for trading
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, assets	£ (98)	£ (165)
Financial assets at fair value through profit or loss, classified as held for trading | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional value	10,375	5,908
Financial assets, current	£ 98	£ 163
Financial assets at fair value through profit or loss, classified as held for trading | Embedded And Other Derivatives [member]
Disclosure of detailed information about hedging instruments [line items]
Financial assets, current	£ 0	£ 2
Current | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Cash flow hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional value	175	167
Current | Financial assets mandatorily measured at fair value through profit or loss (FVTPL): | Net investment hedges | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional value	12,339	7,197